Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2015
Assets Held for Sale [Abstract]
Assets held for sale [Table Text Block]
A summary of assets held for sale as of December 31, 2015 is as follows:

	Vessel Name	Expected Delivery / Delivered	DWT	Shipyard / Owned
1	Hull S1212 - TBN SBI Montecristo	Q1-16	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
2	Hull S1213 - TBN SBI Aroma	Q1-16	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
3	Hull S1214 - TBN SBI Cohiba	Q1-16	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
4	Hull HN1058 - TBN SBI Behike	Q1-16	180,000	Daehan Shipbuilding Co., Ltd.
5	Hull HN1059 - TBN SBI Monterrey	Q1-16	180,000	Daehan Shipbuilding Co., Ltd.
6	SBI Camacho	2015	180,000	Owned
7	SBI Montesino	2015	180,000	Owned
8	SBI Magnum	2015	180,000	Owned
			1,440,000
A summary of assets held for sale as of December 31, 2014 is as follows:

	Vessel Name	Expected Delivery	DWT	Shipyard
1	Hull S3120 - TBN SBI Parejo	Q3-16	115,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
2	Hull S3121 - TBN SBI Tuscamina	Q3-16	115,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
3	Hull H5023 - TBN SBI Panatela	Q4-16	112,000	Daewoo Mangalia Heavy Industries S.A.
4	Hull H5024 - TBN SBI Robusto	Q1-17	112,000	Daewoo Mangalia Heavy Industries S.A.
5	Hull H.5003 - TBN SBI Macanudo	Q1-16	115,000	Daehan Shipbuilding Co., Ltd.
6	Hull H.5004 - TBN SBI Cuaba	Q2-16	115,000	Daehan Shipbuilding Co., Ltd.
	Total LR2 HFS NB DWT		684,000
	Kamsarmax Held for Sale
7	Hull SS164 - TBN SBI Salsa	Q3-15	81,600	Tsuneishi Group (Zhoushan) Shipbuilding Inc.
	Total Kamsarmax NB DWT		81,600
	Total HFS DWT		765,600